Property, Plant and Equipment (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Construction in progress USD ($)	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY	Dec. 31, 2009 Construction in progress CNY
Property, Plant and Equipment
Interest cost capitalized					$ 32,117	202,138	272,369	144,179
Interest cost charged to income	99,578	626,737	438,011	376,336	99,578	626,737	438,011	376,336
Total interest cost incurred					$ 131,695	828,875	710,380	520,515